Share-Based Compensation (Information) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average grant date fair value of stock options per unit	$ 11.77	$ 7.18
Aggregate grant-date fair value of all options granted	$ 18,000,000
Average share price	$ 61.26